CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Total Revenues	$ 1,244,247	$ 1,351,909	$ 2,790,617
OPERATING EXPENSES
Selling and marketing	2,438,248	1,764,909	2,517,497
General and administrative - professional fees	1,220,367	1,185,930	1,011,053
General and administrative - compensation and related benefits	460,791	2,691,751	948,900
General and administrative - other	141,167	654,587	566,971
Impairment loss		123,646
Total Operating Expenses	4,260,573	6,420,823	5,044,421
LOSS FROM OPERATIONS	(3,016,326)	(5,068,914)	(2,253,804)
OTHER INCOME (EXPENSE)
Interest income	731,961	434,406	315,070
Other (expense) income	(8,278)	(26,042)	18,686
Total Other Income, net	723,683	408,364	333,756
LOSS BEFORE INCOME TAXES	(2,292,643)	(4,660,550)	(1,920,048)
INCOME TAXES	161,339	23,639	24,529
NET LOSS	(2,453,982)	(4,684,189)	(1,944,577)
LESS: NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(5)	(32)	(28)
NET LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	$ (2,453,977)	$ (4,684,157)	$ (1,944,549)
NET LOSS PER ORDINARY SHARE ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS:
Basic	$ (3.87)	$ (9.03)	$ (5.65)
Diluted	$ (3.87)	$ (9.03)	$ (5.65)
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING:
Basic	633,336	518,655	344,425
Diluted	633,336	518,655	344,425
COMPREHENSIVE LOSS:
NET LOSS	$ (2,453,982)	$ (4,684,189)	$ (1,944,577)
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation (loss) gain	(61,134)	(3,717,478)	214,123
COMPREHENSIVE LOSS	(2,515,116)	(8,401,667)	(1,730,454)
LESS: COMPREHENSIVE LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(6)	(89)	(6)
COMPREHENSIVE LOSS ATTRIBUTABLE TO TIAN RUIXIANG HOLDINGS LTD ORDINARY SHAREHOLDERS	(2,515,110)	(8,401,578)	(1,730,448)
Commissions
Total Revenues	$ 1,244,247	1,324,655	2,675,611
Risk management services
Total Revenues		$ 27,254	$ 115,006